Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of leases in the balance sheet

€ millions	12/31/2024	12/31/2023
Right-of-use assets
Right-of-use assets – land and buildings	1,391	1,320
Right-of-use assets – other property, plant, and equipment	66	55
Total right-of-use assets	1,457	1,375
/ Property, plant, and equipment	4,493	4,276
Right-of-use assets as % of / Property, plant, and equipment	32	32

Lease liabilities
Current lease liabilities	295	294
/ Current financial liabilities	4,277	1,735
Current lease liabilities as % of / Current financial liabilities	7	17

Non-current lease liabilities	1,420	1,327
/ Non-current financial liabilities	7,169	7,941
Non-current lease liabilities as % of / Non-current financial liabilities	20	17

Summary of leases in the income statement

€ millions	2024	2023
Lease expenses within operating profit
Depreciation of right-of-use assets	280	325